Certain Transactions (Details) $ in Thousands		6 Months Ended
	Feb. 06, 2020 USD ($) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Certain Transactions (Details) [Line Items]
Restricted stock units (in Shares) | shares	173,005
Entity Number of Employees	10
Retention based payments, description	In addition, sum.cumo’s senior executives have retention-based payments over three years (2020-2023) of up to EUR 2,350.
Revenues		$ 183,597	$ 156,316
Net income		16,117	$ 11,995
Additional acquisition amount		1,700
Acquisition related costs [Member]
Certain Transactions (Details) [Line Items]
Acquisition related costs amount	$ 540
Sum.cumo [Member]
Certain Transactions (Details) [Line Items]
Revenues		9,750
Net income		$ 385